Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

13.  Subsequent Events

On February 29, 2015, the Company terminated its consulting contract with T.O. Medical. As per the contract they were provided a 90 day notice and all warrants issued became fully vested.

On February 15, 2015 our agreement with Forefront Capital expired without renewal.

The Company has evaluated subsequent events through March 30, 2015, the date which the consolidated financial statements were available to be issued. There were no additional subsequent events noted that would require adjustment to or disclosure in these consolidated financial statements.